GENERAL	12 Months Ended
Dec. 31, 2024
General
GENERAL

1 GENERAL

CytoMed Therapeutics Limited (the “Company”) is a private limited company incorporated on March 9, 2018. The Company is incorporated and domiciled in Singapore and listed on the Nasdaq Capital Market under ticker symbol “GDTC”.

The registered office and principal place of business of the Company is located at 1 Commonwealth Lane, #08-22, Singapore 149544.

The Company’s immediate and ultimate holding corporation is Glorious Finance Limited, incorporated in the British Virgin Islands.

The principal activities of the Company are to carry on the business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy. The Company operates primarily through its wholly owned subsidiary, CytoMed Therapeutics (Malaysia) Sdn. Bhd., which is incorporated and domiciled in Malaysia to manufacture innate immune cell-based immunotherapy and pluripotent stem cell-based therapy, providing consultancy services, and conducting research and development in immune cell and stem cell-based therapies to advance cellular immunotherapy for cancer treatment.

On August 15, 2024, IPSC Depository Sdn Bhd, an indirect subsidiary of the Company, completed the acquisition of the license and certain assets of Cellsafe International Sdn Bhd (In Liquidation), a Malaysian cord blood banking service provider.

The principal activities of the subsidiaries of the Company (the “Company” or collectively known as the “Group”) are as follows:

		Country of business /	Group’s effective equity interest held
Name of entity	Principal activities	incorporation	2023	2024
			%	%
Advance Cancer Centre Pte Ltd	Investment, research and development of medical technologies	Singapore	100	100

CytoMed Therapeutics (Malaysia) Sdn Bhd	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Malaysia	100	100

Puricell Lab Pte Ltd	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Singapore	95	95

LongevityBank Pte Ltd (the former name: IPSCBank Pte Ltd)	Stem cell and immune cell banking	Singapore	100	90

Held by LongevityBank Pte Ltd

IPSC Depository Sdn Bhd	Processing and banking of cells including cord blood stem cells, research and development on cord blood derived cell-based therapy	Malaysia	100	90

The principal activities of the associate are disclosed in Note 6 to the consolidated financial statements.

Non-controlling interests (“NCI”)

The following table illustrates the summarized financial information of the Group’s material NCI (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the subsidiaries, if any.

	2022	2023	2024
	S$	S$	S$

Revenue	-	-	69,501
Loss before tax	-	-	(96,735)
Income tax expenses	-	-	-
Loss after tax	-	-	(96,735)
Loss allocated to NCI	-	-	(4,753)
Other comprehensive income allocated to NCI	-	-	-
Total comprehensive loss allocated to NCI	-	-	(4,753)

Cash flows generated from operating activities	-	-	32,697
Cash flows used in investing activities	-	-	(808,924)
Cash flows generated from financing activities	-	-	849,938
Net cash inflows	-	-	73,711

	2023	2024
	S$	S$

Current assets	-	141,490
Non-current assets	-	811,158
Current liabilities	-	(174,894)
Non-current liabilities	-	(31,290)
Net assets	-	746,464

Accumulated NCI	-	74,646
Less: fair value adjustments	-	-
Adjusted accumulated NCI	-	74,646

As of December 31, 2023, there are no subsidiaries that has non-controlling interests which are material to the consolidated financial statements as a whole.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024